Finance income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Financial assets measured at amortised cost	£ 60	£ 48	£ 31
Financial assets measured at fair value through profit or loss	72	60	31
(Net losses)/net gains arising from net investment hedge relationships	(16)	0	12
Other finance income	6	7	2
Finance income	122	115	76
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (15)	£ 0	£ 0